UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


        Report for the Calendar Year of Quarter Ended: March 31, 2013



Check here if Amendment [   ]; Amendment Number:
This Amendment:         [   ] is a restatement.
                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Wood Investment Counsel, LLC

Address: 55 Madison St.
         Suite 680
         Denver, CO 80206

Form 13F File Number: 28-10610


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  George F. Wood
Title: Manager
Phone:


Signature, Place, and Date of Signing:

 /s/ George F. Wood          Denver, CO             May 3, 2013
-------------------------------------------------------------------
[Signature]                 [City, State]             [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for the Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total(thousands): 531,254,054

List of Other Included Managers: None


                                                        FORM 13F INFORMATION TABLE

                                                                             Amount &                             Voting
                                          Title of    Cusip     03/31/2013   Type of    Investment    Other     Authority
Name of Issuer                             Class      Number   Market Value  Security   Discretion   Managers      Sole
--------------                            --------  ---------  ------------  --------   ----------  ----------  ---------
Celgene Corp                              COMMON    151020104     76297410   658247SH      SOLE        NONE       658247
Verizon Communications                    COMMON    92343v104     23102122   470033SH      SOLE        NONE       470033
MasterCard Inc. Class A                   COMMON    57636q104     22927678    42370SH      SOLE        NONE        42370
Phillips 66                               COMMON    718546104     22764670   325349SH      SOLE        NONE       325349
Canadian Pacific Railway Ltd              COMMON    13645T100     22137367   169674SH      SOLE        NONE       169674
Cabot Oil & Gas Corp                      COMMON    127097103     21799898   322436SH      SOLE        NONE       322436
Analog Devices Inc.                       COMMON    032654105     20527148   441539SH      SOLE        NONE       441539
EQT Corporation                           COMMON    26884L109     20498101   302555SH      SOLE        NONE       302555
Stanley Black and Decker, Inc.            COMMON    854502101     20003881   247053SH      SOLE        NONE       247053
American International Group              COMMON    026874784     17583907   452960SH      SOLE        NONE       452960
Quidel Corp                               COMMON    74838J101     17278932   727534SH      SOLE        NONE       727534
Apple Inc                                 COMMON    037833100     16920678    38225SH      SOLE        NONE        38225
Bank of America Corp                      COMMON    060505104     16834246   1382122SH     SOLE        NONE       1382122
Continental Resources, Inc.               COMMON    212015101     16819303   193481SH      SOLE        NONE       193481
Markwest Energy Partners LP               COMMON    570759100     14898573   245244SH      SOLE        NONE       245244
Lowe's Companies                          COMMON    548661107     14554720   383827SH      SOLE        NONE       383827
Du Pont (E.I.) de Nemours                 COMMON    263534109     14463118   294205SH      SOLE        NONE       294205
Tower Group Inc.                          COMMON    g8988c105     13815414   748803SH      SOLE        NONE       748803
Stillwater Mining Co.                     COMMON    86074q102     11730419   907225SH      SOLE        NONE       907225
Emerson Electric Co                       COMMON    291011104     11552408   206773SH      SOLE        NONE       206773
Caterpillar Inc                           COMMON    149123101     10903255   125368SH      SOLE        NONE       125368
Crown Castle Int'l Corp                   COMMON    228227104     10525668   151144SH      SOLE        NONE       151144
Emeritus Corp                             COMMON    291005106     10260568   369218SH      SOLE        NONE       369218
Enterprise Products Partners LP           COMMON    293792107      7597746   126020SH      SOLE        NONE       126020
Plains All American Pipeline LP           COMMON    726503105      7135231   126332SH      SOLE        NONE       126332
Joy Global Inc.                           COMMON    481165108      5914800    99375SH      SOLE        NONE        99375
Energy Transfer Equity LP                 COMMON    29273v100      5586010    95520SH      SOLE        NONE        95520
Harman International Industries           COMMON    413086109      5169716   115835SH      SOLE        NONE       115835
Starwood Hotels & Resorts Worldwide       COMMON    85590a401      4696582    73695SH      SOLE        NONE        73695
Berkshire Hathaway Inc - CL B             COMMON    084670702      4396927    42197SH      SOLE        NONE        42197
Wells Fargo & Co                          COMMON    949746101      4200695   113563SH      SOLE        NONE       113563
Intuitive Surgical Inc.                   COMMON    46120e602      2240809    4562SH       SOLE        NONE        4562
IDEXX Laboratories                        COMMON    45168D104      2087737    22597SH      SOLE        NONE        22597
Express Scripts Holding Co.               COMMON    30219G108      2062623    35797SH      SOLE        NONE        35797
ARM Holdings PLC Spons ADR                COMMON    042068106      2018253    47634SH      SOLE        NONE        47634
Accelerate Diagnostics Inc.               COMMON    00430h102      1862465   256185SH      SOLE        NONE       256185


                                                     FORM 13F INFORMATION TABLE - CONTINUED

                                                                             Amount &                             Voting
                                          Title of    Cusip     03/31/2013   Type of    Investment    Other     Authority
Name of Issuer                             Class      Number   Market Value  Security   Discretion   Managers      Sole
--------------                            --------  ---------  ------------  --------   ----------  ----------  ---------
Exxon Mobil Corp                          COMMON    30231G102      1764264    19579SH      SOLE        NONE        19579
Citrix Systems Inc.                       COMMON    177376100      1619046    22440SH      SOLE        NONE        22440
Anadarko Petroleum Corp                   COMMON    032511107      1608993    18399SH      SOLE        NONE        18399
Kinder Morgan Energy Trust Partners LP    COMMON    494550106      1582286    17626SH      SOLE        NONE        17626
Teekay Offshore Partnership               COMMON    y8565j101      1559736    51664SH      SOLE        NONE        51664
Omega Healthcare Investors, Inc.          COMMON    681936100      1416294    46650SH      SOLE        NONE        46650
Transmontaigne Partners LP                COMMON    89376V100      1368153    26964SH      SOLE        NONE        26964
Google Inc.                               COMMON    38259p508      1261171    1588SH       SOLE        NONE        1588
Alliance Resource Partners LP             COMMON    01877R108      1097232    17225SH      SOLE        NONE        17225
Magellan Midstream Partners LP            COMMON    559080106      1068600    20000SH      SOLE        NONE        20000
Pfizer Inc                                COMMON    717081103       967762    33533SH      SOLE        NONE        33533
IBM Corp                                  COMMON    459200101       948972    4449SH       SOLE        NONE        4449
US Bancorp                                COMMON    902973304       933143    27502SH      SOLE        NONE        27502
Chevron Corp.                             COMMON    166764100       752606    6334SH       SOLE        NONE        6334
Carlisle Companies                        COMMON    142339100       701220    10344SH      SOLE        NONE        10344
Norfolk Southern Corp                     COMMON    655844108       593516    7700SH       SOLE        NONE        7700
Nustar Holdings LLC                       COMMON    67059l102       520000    16000SH      SOLE        NONE        16000
Stericycle Inc                            COMMON    858912108       440222    4146SH       SOLE        NONE        4146
Procter & Gamble Co                       COMMON    742718109       434233    5635SH       SOLE        NONE        5635
Eli Lilly                                 COMMON    532457108       427969    7536SH       SOLE        NONE        7536
Cimarex Energy Corp                       COMMON    171798101       407376    5400SH       SOLE        NONE        5400
Dover Corp                                COMMON    260003108       401204    5505SH       SOLE        NONE        5505
BP PLC - Spons ADR                        COMMON    055622104       389832    9205SH       SOLE        NONE        9205
Johnson & Johnson                         COMMON    478160104       374467    4593SH       SOLE        NONE        4593
NuStar Energy LP                          COMMON    67058h102       348524    6534SH       SOLE        NONE        6534
Apache Corp                               COMMON    037411105       347220    4500SH       SOLE        NONE        4500
Berkshire Hathaway Inc - CL A             COMMON    084670108       312560      2SH        SOLE        NONE          2
Visa Inc-Class A                          COMMON    92826c839       307410    1810SH       SOLE        NONE        1810
Henry Schein Inc.                         COMMON    806407102       298011    3220SH       SOLE        NONE        3220
Cisco Systems Inc.                        COMMON    17275R102       286972    13734SH      SOLE        NONE        13734
Merck & Co.                               COMMON    58933y105       273112    6179SH       SOLE        NONE        6179
United Parcel Service Cl B                COMMON    911312106       272818    3176SH       SOLE        NONE        3176
Philip Morris International               COMMON    718172109       260979    2815SH       SOLE        NONE        2815
Coca-Cola                                 COMMON    191216100       255581    6320SH       SOLE        NONE        6320
Nestle S A Sponsored ADR                  COMMON    641069406       253881    3502SH       SOLE        NONE        3502
FMC Technologies Inc                      COMMON    30249U101       249106    4580SH       SOLE        NONE        4580
Lockheed Martin Corp.                     COMMON    539830109       247091    2560SH       SOLE        NONE        2560
Home Depot Inc                            COMMON    437076102       242555    3476SH       SOLE        NONE        3476
Motorola Solutions Inc.                   COMMON    620076307       240112    3750SH       SOLE        NONE        3750


                                                     FORM 13F INFORMATION TABLE - CONTINUED

                                                                             Amount &                             Voting
                                          Title of    Cusip     03/31/2013   Type of    Investment    Other     Authority
Name of Issuer                             Class      Number   Market Value  Security   Discretion   Managers      Sole
--------------                            --------  ---------  ------------  --------   ----------  ----------  ---------
Brown-Forman Corp Cl A                    COMMON    115637100       227498    3091SH       SOLE        NONE        3091
Pepsico Inc                               COMMON    713448108       217552    2750SH       SOLE        NONE        2750
Comcast Corp Spec - CL A                  COMMON    20030N200       210329    5310SH       SOLE        NONE        5310
Amgen Inc.                                COMMON    031162100       210145    2050SH       SOLE        NONE        2050
Praxair Inc.                              COMMON    74005P104       207241    1858SH       SOLE        NONE        1858
Ampio Pharmaceuticals, Inc.               COMMON    03209t109        89152    19508SH      SOLE        NONE        19508
Lifevantage Corp                          COMMON    53222K106        88830    37800SH      SOLE        NONE        37800
                                                                 531254054
